Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Schedule of reconciliation of controlling interest due to different currencies	As of
December 31, 2022, the
line-by-line
reconciliation between CEMEX’s controlling interest, as reported using the Dollar as presentation currency, and the Parent Company’s stockholders’ equity, using a convenience translation of the balances in Pesos translated using the exchange rate of 19.50 Pesos per Dollar as of December 31, 2022, is as follows:

	As of December 31, 2022
	Consolidated	Parent Company
Common stock and additional paid-in capital 1	$7,810	5,414
Other equity reserves 1, 2	(1,555)	1,687
Retained earnings 2	4,246	3,400

Total controlling interest	$10,501	10,501

1
The difference relates to the method of accruing Dollars using the historical exchange rates to translate each common stock and additional paid-in
capital transaction denominated in Pesos to Dollars. The cumulative effect from these changes in exchange rates is recognized against other equity reserves.

2
The difference relates with the method of accruing Dollars using the exchange rates of each month during the period for income statement purposes. The cumulative effect from these changes in exchange rates is recognized against other equity reserves.

Summary of Breakdown of Common Stock and Additional Paid-in Capital
As of December 31, 2022 and 2021, the breakdown of consolidated common stock and additional paid-in
capital was as follows:

	2022	2021
Common stock	$318	318
Additional paid-in capital	7,492	7,492

	$7,810	7,810

Summary of Common Stock
As of December 31, 2022 and 2021 the common stock of CEMEX, S.A.B. de C.V. was presented as follows:

	2022		2021
Shares 1	Series A 2	Series B 2	Series A 2	Series B 2
Subscribed and paid shares	29,016,656,496	14,508,328,248	29,457,941,452	14,728,970,726
Unissued shares authorized for executives’ stock compensation programs	881,442,830	440,721,415	881,442,830	440,721,415
Repurchased shares 3	441,284,956	220,642,478	—	—

	30,339,384,282	15,169,692,141	30,339,384,282	15,169,692,141

1	As of December 31, 2022 and 2021, 13,068,000,000 shares correspond to the fixed portion, and 32,441,076,423 shares as of December 31, 2022 and 2021, correspond to the variable portion.
2	Series “A” or Mexican shares must represent at least 64% of CEMEX’s capital stock; Series “B” or free subscription shares must represent at most 36% of CEMEX’s capital stock.
3	Shares repurchased under the share repurchase program authorized by the Company’s shareholders (note 21.2).

Summary of other Equity Reserves and Subordinated Notes
As of December 31, 2022 and 2021, the caption of other equity reserves and subordinated notes was integrated as follows:

	2022	2021
Other equity reserves	$(2,549)	(2,365)
Subordinated notes	994	994

	$(1,555)	(1,371)

Summary of Other Equity Reserves
As of December 31, 2022 and 2021, other equity reserves are detailed as follows:

	2022	2021
Cumulative translation effect, net of effects from deferred income taxes recognized directly in equity (note 20.2) and derivative financial instruments designated as cash flow hedges	$(926)	(722)
Cumulative actuarial losses	(353)	(529)
Cumulative coupon payments under perpetual debentures (note 21.4)	(1,070)	(1,070)
Treasury shares repurchased under share repurchase program (note 21.1)	(111)	—
Cumulative coupon payments under subordinated notes 1	(84)	(30)
Treasury shares held by subsidiaries	(5)	(14)

	$(2,549)	(2,365)

1	Interest accrued under the Parent Company’s subordinated notes described below are recognized as part of other equity reserves.

Summary of Translation Effects of Foreign Subsidiaries Included in Statements of Comprehensive Income (Loss)
For the years ended December 31, 2022, 2021 and 2020, the translation effects of foreign subsidiaries included in the statements of comprehensive income were as follows:

	2022	2021	2020
Foreign currency translation result 1	$(235)	(389)	352
Foreign exchange fluctuations from debt 2	(23)	89	(126)
Foreign exchange fluctuations from intercompany balances 3	(68)	(13)	(419)

	$(326)	(313)	(193)

1
These effects refer to the result from the translation of the financial statements of foreign subsidiaries and include the changes in fair value of foreign exchange forward contracts designated as hedge of a net investment (note 17.4).

2
Generated by foreign exchange fluctuations over a notional amount of debt in CEMEX, S.A.B. de C.V., associated with the acquisition of foreign subsidiaries and designated as a hedge of the net investment in foreign subsidiaries (note 2.4).

3
Refers to foreign exchange fluctuations arising from balances with related parties in foreign currencies that are of a long-term investment nature considering that their liquidation is not anticipated in the foreseeable future and foreign exchange fluctuations over a notional amount of debt of a subsidiary of CEMEX España identified and designated as a hedge of the net investment in foreign subsidiaries.